COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 11 -	COMMITMENTS AND CONTINGENCIES

a.	Commissions arrangements:

The Group is committed to pay marketing commissions ranging 1% to 10% to sale agents and employees of total sales contracts. Commission expenses were $778, $361 and $412 for the years ended December 31, 2024, 2023 and 2022, respectively. The commissions were recorded as part of the selling and marketing expenses.

b.	Royalty commitments:

The company is committed to paying royalties as percentage of revenue or as a percentage of purchase in the amount range from 5-25% to certain OEM as part of the Company’s licenses agreements.

Royalties expenses were 4,983$, 3,298$ and 1,794$ for the years 2024, 2023 and 2022 respectively.

c.	Guarantees:

(1)
In order to secure TAT's liability to the Israeli customs, the Company provided bank guarantees in amounts of 103 thousands NIS (approximately 28.6 thousands dollar). The guarantees are linked to the consumer price index and will expire from December 2024 through December 2025.

(2)	TAT has provided bank guarantee to office lessor in amounts of 50 thousands NIS (approximately 13.9 thousands dollar).

(3)	Turbochrome has provided a bank guarantee to the local planning and building committee in amounts of 28.6 thousands dollar.

d.	Litigation:

On July 12, 2022 TAT filed a suit against TAT Industries Ltd. In the District Court of Tel Aviv. TAT had leased the Gedera facility from TAT Industries Ltd. until the termination of the lease agreement in 2022. TAT asserts that TAT Industries Ltd. has unlawfully forfeited a bank guarantee that was granted for the benefit TAT Industries Ltd. in connection with the lease in Gedera in the amount of $750 thousands. On December 28, 2022, TAT Industries Ltd. filed a counterclaim against TAT asserting damages caused by TAT in connection with the lease in Gedera. TAT intends to vigorously defend the counterclaim by TAT Industries Ltd.  which is in a preliminary stage, and TAT cannot estimate at this stage what impact, if any, the litigation may have on its results of operations, financial condition, or cash flows.